UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

       /s/ Mark A. Hughes               Wellsboro, PA            8/13/12
   ---------------------------   --------------------------   --------------
           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     74
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Form 13F Information Table Value Total:     $ 103,383
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

  1     28-14473                      Citizens & Northern Bank
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

                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP     (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED  NONE
Abbott Labs                        COM              002824100  $ 1,544  23951.000 SH        DEFINED    1       23951.000
Accenture PLC                      SHS CLASS A      G1151C101  $ 1,545  25704.000 SH        DEFINED    1       25704.000
AT&T Inc                           COM              00206R102  $ 1,255  35183.000 SH        DEFINED    1       35183.000
Automatic Data Processing          COM              053015103  $ 1,518  27268.000 SH        DEFINED    1       27268.000
Baker Hughes Inc                   COM              057224107  $ 1,215  29554.000 SH        DEFINED    1       29554.000
Bard C R Inc                       COM              067383109  $ 1,336  12437.000 SH        DEFINED    1       12437.000
Baxter Intl Inc                    COM              071813109  $ 1,021  19210.000 SH        DEFINED    1       19210.000
Blackrock, Inc.                    COM              09247X101  $ 1,041   6128.000 SH        DEFINED    1        6128.000
BP PLC Sponsored ADR               SPONSORED ADR    055622104    $ 559  13780.000 SH        DEFINED    1       13780.000
CH Robinson Worldwide              COM NEW          12541W209  $ 1,047  17895.000 SH        DEFINED    1       17895.000
Charles Schwab Corp                COM              808513105  $ 1,130  87381.000 SH        DEFINED    1       87381.000
Chevron Corp                       COM              166764100  $ 2,156  20434.000 SH        DEFINED    1       20434.000
Cisco Systems Inc                  COM              17275R102  $ 1,245  72506.000 SH        DEFINED    1       72506.000
Citizens & Northern Corp           COM              172922106  $ 5,161 270943.914 SH        DEFINED    1      270943.914
CME Group Inc                      COM              12572Q105  $ 1,129   4210.000 SH        DEFINED    1        4210.000
Colgate Palmolive Co               COM              194162103  $ 1,406  13509.000 SH        DEFINED    1       13509.000
Corning Inc                        COM              219350105    $ 328  25356.000 SH        DEFINED    1       25356.000
Danaher Corp                       COM              235851102  $ 1,260  24202.000 SH        DEFINED    1       24202.000
Darden Restaurants Inc             COM              237194105  $ 1,300  25673.000 SH        DEFINED    1       25673.000
Disney Walt Co                     COM DISNEY       254687106    $ 248   5109.000 SH        DEFINED    1        5109.000
Eaton Vance                        COM NON VTG      278265103  $ 1,097  40707.000 SH        DEFINED    1       40707.000
Ecolab Inc.                        COM              278865100  $ 1,436  20955.000 SH        DEFINED    1       20955.000
Expeditors Intl Wash Inc           COM              302130109  $ 1,099  28358.000 SH        DEFINED    1       28358.000
Exxon Mobil Corp                   COM              30231G102  $ 3,761  43949.000 SH        DEFINED    1       43949.000
Fifth Third Bancorp                COM              316773100    $ 387  28880.000 SH        DEFINED    1       28880.000
FNB Corporation                    COM              302520101  $ 1,429 131473.000 SH        DEFINED    1      131473.000
Franklin Resources Inc             COM              354613101  $ 1,751  15780.000 SH        DEFINED    1       15780.000
General Dynamics Corp              COM              369550108  $ 1,058  16045.000 SH        DEFINED    1       16045.000
General Elec Co                    COM              369604103  $ 1,195  57337.000 SH        DEFINED    1       57337.000
Heinz H J Co                       COM              423074103    $ 705  12960.000 SH        DEFINED    1       12960.000
Home Depot Inc                     COM              437076102    $ 212   4000.000 SH        DEFINED    1        4000.000
Ingredion Inc Common               COM              457187102    $ 253   5114.000 SH        DEFINED    1        5114.000
Intel Corp                         COM              458140100  $ 1,303  48898.000 SH        DEFINED    1       48898.000
International Business Machines    COM              459200101  $ 2,486  12710.000 SH        DEFINED    1       12710.000
iShares S&P 500 Index Fd           S&P 500 INDEX    464287200    $ 468   3419.000 SH        DEFINED    1        3419.000
iShares S&P MidCap 400 Index Fd    S&P MIDCAP 400   464287507 $ 16,259 172654.000 SH        DEFINED    1      172654.000
Johnson & Johnson                  COM              478160104  $ 1,361  20142.000 SH        DEFINED    1       20142.000
Linear Tech Corp                   COM              535678106  $ 1,381  44074.000 SH        DEFINED    1       44074.000
M & T Bank Corp                    COM              55261F104    $ 645   7810.000 SH        DEFINED    1        7810.000
McDonalds Corp                     COM              580135101  $ 1,105  12479.000 SH        DEFINED    1       12479.000
Medtronic Inc                      COM              585055106  $ 1,058  27316.000 SH        DEFINED    1       27316.000
Microchip Technology Inc           COM              595017104  $ 1,268  38324.000 SH        DEFINED    1       38324.000
Microsoft Corp                     COM              594918104  $ 1,645  53762.000 SH        DEFINED    1       53762.000
National Fuel Gas Co N J           COM              636180101    $ 272   5784.000 SH        DEFINED    1        5784.000
Nike, Inc. Class B                 CL B             654106103  $ 1,131  12883.000 SH        DEFINED    1       12883.000
NORWOOD FINANCIAL CORP             COM              669549107    $ 367  12881.000 SH        SOLE               12881.000
Oracle Corp                        COM              68389X105  $ 1,483  49949.000 SH        DEFINED    1       49949.000
PENNS WOODS BANCORP INC            COM              708430103    $ 283   7104.000 SH        DEFINED    1        7104.000
Pepsico Inc                        COM              713448108  $ 1,404  19872.000 SH        DEFINED    1       19872.000
Pfizer Inc                         COM              717081103    $ 303  13166.000 SH        DEFINED    1       13166.000
Praxair Inc                        COM              74005P104  $ 1,192  10961.000 SH        DEFINED    1       10961.000
Procter & Gamble Co                COM              742718109  $ 1,523  24873.000 SH        DEFINED    1       24873.000
Qualcomm Inc                       COM              747525103  $ 1,339  24053.000 SH        DEFINED    1       24053.000
Schlumberger Ltd                   COM              806857108  $ 1,339  20631.000 SH        DEFINED    1       20631.000
SEI Investment Company             COM              784117103  $ 1,238  62258.000 SH        DEFINED    1       62258.000
SPDR Gold Trust                    GOLD SHS         78463V107    $ 230   1480.000 SH        DEFINED    1        1480.000
Staples Inc                        COM              855030102  $ 1,041  79735.000 SH        DEFINED    1       79735.000
Suncor Energy Inc New Common       COM              867224107  $ 1,120  38701.000 SH        DEFINED    1       38701.000
SUSQUEHANNA BANCSHARES INC         COM              869099101    $ 103  10000.000 SH        SOLE               10000.000
SYSCO Corp                         COM              871829107  $ 1,193  40016.000 SH        DEFINED    1       40016.000
T. Rowe Price Group, Inc.          COM              74144T108  $ 1,302  20679.000 SH        DEFINED    1       20679.000
Talisman Energy Inc                COM              87425E103  $ 1,223 106761.000 SH        DEFINED    1      106761.000
Target Corp                        COM              87612E106  $ 1,423  24458.000 SH        DEFINED    1       24458.000
Teva Pharmaceutical Inds Ltd Adr   ADR              881624209    $ 961  24354.000 SH        DEFINED    1       24354.000
Tjx Companies (New)                COM              872540109  $ 1,654  38518.000 SH        DEFINED    1       38518.000
United Parcel Service Inc. Class B CL B             911312106  $ 1,304  16551.000 SH        DEFINED    1       16551.000
Utilities Select Sector SPDR       SBI INT-UTILS    81369Y886  $ 1,725  46647.000 SH        DEFINED    1       46647.000
Vanguard Emerging Markets ETF      MSCI EMR MKT ETF 922042858    $ 785  19657.000 SH        DEFINED    1       19657.000
Verizon Communications             COM              92343V104  $ 1,466  32980.000 SH        DEFINED    1       32980.000
W W Grainger Inc                   COM              384802104  $ 1,202   6286.000 SH        DEFINED    1        6286.000
Walgreen Co                        COM              931422109  $ 1,085  36680.000 SH        DEFINED    1       36680.000
Wal-Mart Stores Inc                COM              931142103  $ 1,439  20645.000 SH        DEFINED    1       20645.000
Wells Fargo & Co New               COM              949746101  $ 1,367  40865.000 SH        DEFINED    1       40865.000
WVS FINANCIAL CORP                 COM              929358109     $ 80  10859.000 SH        DEFINED    1       10859.000